CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Cash flows used in operating activities
Loss for the period	$ (1,126,399)	$ (42,135,091)
Items not involving cash:
Share-based compensation	6,348,916	5,285,145
Deferred income tax recovery	(3,769,253)	(2,132,799)
Interest on convertible debentures	796,637	1,246,850
Fair value gain on convertible debentures	(709,657)	(7,103,656)
Gain on disposal of assets	(13,439,425)	(5,300,611)
Disposals and impairment of assets	935,814	39,958,977
Depreciation expense	294,231	237,636
Interest and accretion	144,301	128,498
Interest income on loan receivable	(48,492)	(220,639)
Other loss	167,938
Unrealized foreign exchange gain	(7,144)	(78,550)
Changes in non-cash working capital
Accounts receivable	(45,123)	260,305
Prepaid expenses	(820,100)	(113,787)
Accounts payable and accrued liabilities	(1,529,326)	(313,437)
Cash flows used in operating activities	(12,807,082)	(10,281,159)
Cash flows used in investing activities
Additions to exploration and evaluation assets	(23,541,618)	(21,768,491)
Acquisition of exploration and evaluation assets	(2,630)	(578,107)
Additions to property and equipment	(494,177)	(618,526)
Acquisitions of marketable securities	(2,670,424)	(3,147,290)
Loan received and advanced, including interest	6,168,995	(5,899,864)
Environmental bonds posted	(412,663)
Cash in asset group disposed of		(24,728)
Cash flows used in investing activities	(20,952,517)	(32,037,006)
Cash flows from financing activities
Shares issued	77,472,375	23,000,000
Share issuance cost	(4,473,177)	(1,702,444)
Shares issued for warrant exercise		3,627,474
Shares issued for option exercise	3,229,736	2,630,019
Interest payment on debentures	(590,918)	(898,020)
Lease liability payments	(173,490)	(156,000)
Cash flows from financing activities	75,464,526	26,501,029
Effects of exchange rate changes on cash	(93,422)	78,549
Change in cash and cash equivalents	41,611,505	(15,738,587)
Cash and cash equivalents, beginning of period	21,294,663	37,033,250
Cash and cash equivalents, end of period	62,906,168	21,294,663
Cash and cash equivalents is comprised of:
Cash	50,553,305	21,294,663
Short-term cash deposits	12,352,863
Cash and cash equivalents	$ 62,906,168	$ 21,294,663